SUMMARY OF MATERIAL ACCOUNTING POLICIES INFORMATION - Basic and diluted earnings per share and earnings per ADS (Details)	12 Months Ended
Dec. 31, 2025 multiplier
SUMMARY OF MATERIAL ACCOUNTING POLICIES INFORMATION
Multiplier used to compute income per ADS	100